Schedule of Investments

ARK Space Exploration & Innovation ETF

October 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–94.1%

Aerospace & Defense - 34.2%
AeroVironment, Inc.*	223,057	$20,409,716
Airbus SE (France)	32,907	3,563,578
Archer Aviation, Inc., Class A*	1,902,309	5,421,581
Elbit Systems Ltd. (Israel)	28,273	5,732,068
HEICO Corp.	21,749	3,537,257
Kratos Defense & Security Solutions, Inc.*	1,724,818	19,110,983
L3Harris Technologies, Inc.	75,226	18,540,952
Lockheed Martin Corp.	7,548	3,673,461
Mynaric AG (Germany)*(a)	540,643	3,178,981
Rocket Lab USA, Inc.*	638,068	3,247,766
Spirit AeroSystems Holdings, Inc., Class A	166,261	3,850,605
Thales SA (France)	45,171	5,742,965
Total Aerospace & Defense		96,009,913

Air Freight & Logistics - 2.0%
JD Logistics, Inc. (China)*(b)	4,059,626	5,668,214

Airlines - 5.0%
Blade Air Mobility, Inc.*	1,759,534	7,917,903
Joby Aviation, Inc.*	1,262,700	6,086,214
Total Airlines		14,004,117

Diversified Telecommunication - 8.1%
Iridium Communications, Inc.*	440,468	22,697,316

Electronic Equipment, Instruments & Components - 11.3%
Teledyne Technologies, Inc.*	8,513	3,388,004
Trimble, Inc.*	472,300	28,413,568
Total Electronic Equipment, Instruments & Components		31,801,572

Household Durables - 1.8%
Garmin Ltd.	55,433	4,880,321

Industrial Conglomerates - 1.7%
Honeywell International, Inc.	23,312	4,756,114

Interactive Media & Services - 1.9%
Alphabet, Inc., Class C*	57,420	5,435,377

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	65,854	6,746,084

Machinery - 12.8%
Deere & Co.	24,782	9,809,211
Komatsu Ltd. (Japan)	570,988	10,936,305
Markforged Holding Corp.*	2,804,215	6,113,189
Proto Labs, Inc.*	28,065	1,071,802
Velo3D, Inc.*	2,007,517	7,909,617
Total Machinery		35,840,124

Semiconductors & Semiconductor Equipment - 2.7%
Teradyne, Inc.	94,439	7,682,613

Software - 8.6%
ANSYS, Inc.*	10,920	2,415,067
Dassault Systemes SE (France)	227,460	7,631,528
Synopsys, Inc.*	9,807	2,869,038
UiPath, Inc., Class A*	600,127	7,591,607
Unity Software, Inc.*	120,046	3,541,357
Total Software		24,048,597

Technology Hardware, Storage & Peripherals - 1.6%
3D Systems Corp.*	520,052	4,592,059
Total Common Stocks
(Cost $400,302,546)		264,162,421

EXCHANGE - TRADED FUND–5.6%

Equity Fund - 5.6%
The 3D Printing ETF†
(Cost $29,266,204)	745,965	15,739,861
MONEY MARKET FUND–0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91% (c)
(Cost $692,262)	692,262	692,262
Total Investments–99.9%
(Cost $430,261,012)		280,594,544
Other Assets in Excess of Liabilities–0.1%		152,535
Net Assets–100.0%		$280,747,079

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of October 31, 2022.

Schedule of Investments (continued)

ARK Space Exploration & Innovation ETF

October 31, 2022 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022

Exchange - Traded Fund — 5.6%
Equity Fund — 5.6%
The 3D Printing ETF
17,689,955	–	(382,347)	(310,947)	(1,256,800)	–	–	745,965	15,739,861
$17,689,955	$–	$(382,347)	$(310,947)	$(1,256,800)	$–	$–	745,965	$15,739,861

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$264,162,421	$–	$–	$264,162,421
Exchange - Traded Fund	15,739,861	–	–	15,739,861
Money Market Fund	692,262	–	–	692,262
Total	$280,594,544	$–	$–	$280,594,544

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.